Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 07, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
Net loss for the period	$ (7,832)	$ (38,339)	$ (6,780)	$ (17,878)
Less accumulated preferred dividend yield		(4,205)	(16,900)	(10,932)
Total	$ (7,832)	$ (42,544)	$ (23,680)	$ (28,810)
Weighted average number of shares, basic	171	99,261	21,439	14,505
Weighted average number of shares, diluted	171	99,261	21,444	14,505
Basic loss per share	$ (45.80)	$ (0.43)	$ (1.10)	$ (1.99)
Diluted loss per share	$ (45.80)	$ (0.43)	$ (1.10)	$ (1.99)